Other current and non-current financial liabilities - Summary of Breakdown for Other Non-Current Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 151,320	€ 178,766
Other	392	27
Other non-current financial liabilities	151,712	178,793
Written put options on non-controlling interests	23,373	0
Warrant liabilities	0	37,258
Other current financial liabilities	23,373	37,258
Total	175,085	216,051
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	131,451	155,551
Written put options on non-controlling interests	23,373	0
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 19,869	€ 23,215